Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Tax Credit Carryforward [Line Items]
Federal income tax at the statutory rate	21.00%	21.00%	21.00%	21.00%
Valuation allowance			$ 15,395	$ 0
Inventory, LIFO reserve, effect on income, net	$ 110	$ 0
Unrecognized income tax benefit, Gross decreases			0
Unrecognized income tax benefit, Gross increases			0
Unrecognized tax benefits			2,024	$ 1,978	$ 1,835
Income tax benefit, accrued interest and penalty			$ 0
California Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforward, duration			begin to expire in the tax year of 2040
Operating loss carryforwards			$ 64,800
Other States
Tax Credit Carryforward [Line Items]
Tax credit carryforward, duration			which will begin to expire in 2033
Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward, duration			begin to expire in July 2043
Research Tax Credit Carryforward | California Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount			$ 2,400
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Operating loss carryforwards			63,400
Domestic Tax Authority | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount			$ 3,500